Revenue	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The Company’s primary source of revenue is from chartering its vessels (Aframax tankers, Suezmax tankers and Long Range 2 (or LR2) tankers) to its customers. The Company utilizes two primary forms of contracts, consisting of voyage charters and time-charters.

The extent to which the Company employs its vessels on voyage charters versus time charters is dependent upon the Company’s chartering strategy and the availability of time charters. Spot market rates for voyage charters are volatile from period to period, whereas time charters provide a stable source of monthly revenue. The Company also provides ship-to-ship support services, which include managing the process of transferring cargo between seagoing ships positioned alongside each other, either stationary or underway, as well as commercial management services to third-party owners of vessels. Prior to April 30, 2020, the Company managed liquefied natural gas (or LNG) terminals and procured LNG-related goods for terminal owners and other customers. For descriptions of these types of contracts, see Item 18 - Financial Statements: Note 3 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2019. On April 30, 2020, the Company completed the sale of the non-US portion of its ship-to-ship support services business, as well as its LNG terminal management business (see note 15).

The following table contains a breakdown of the Company's revenue by contract type for the three and nine months ended September 30, 2020 and September 30, 2019. All revenue is part of the Company's tanker segment, except for revenue for the non-US portion of the ship-to-ship support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's previously existing ship-to-ship transfer segment. The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Voyage charter revenues
Suezmax	51,134	87,963	302,839	276,972
Aframax	38,847	52,845	170,680	167,981
LR2	17,007	24,759	93,666	86,711
Full service lightering	18,831	12,607	84,038	60,082
Total	125,819	178,174	651,223	591,746

Time-charter revenues
Suezmax	35,133	1,909	81,700	4,978
Aframax	4,725	—	6,883	1,837
LR2	2,322	—	4,150	—
Total	42,180	1,909	92,733	6,815

Other revenues
Ship-to-ship support services	777	4,649	8,619	17,810
Commercial management	1,464	1,893	5,665	6,219
LNG terminal management, consultancy, procurement and other	—	819	392	10,022
Total	2,241	7,361	14,676	34,051

Total revenues	170,240	187,444	758,632	632,612
Charters-out

As at September 30, 2020, 11 (December 31, 2019 - five) of the Company’s vessels operated under fixed-rate time charter contracts, three of which are scheduled to expire in 2020, six of which are scheduled to expire in 2021 and two of which are scheduled to expire in 2022. As at September 30, 2020, the minimum scheduled future revenues to be received by the Company under these time charters were approximately $31.6 million (remainder of 2020), $41.7 million (2021) and $5.2 million (2022) (December 31, 2019 - $40.0 million (2020)). The hire payments should not be construed to reflect a forecast of total charter hire revenue for any of the periods. Future hire payments do not include hire payments generated from new contracts entered into after September 30, 2020, from unexercised option periods of contracts that existed on September 30, 2020 or from variable consideration, if any, under contracts. In addition, future hire payments presented above have been reduced by estimated off-hire time for required periodic maintenance and do not reflect the impact of revenue sharing arrangements whereby time-charter revenues are shared with other revenue sharing arrangement participants. Actual amounts may vary given future events such as unplanned vessel maintenance.
Contract Liabilities

As at September 30, 2020, the Company had $3.1 million (December 31, 2019 - $7.5 million) of advanced payments recognized as contract liabilities that are expected to be recognized as time-charter revenues in subsequent periods and which currently are included in other current liabilities on the Company's unaudited consolidated balance sheets.